Vacation Ownership Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Vacation Ownership Interest [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	$ 54
2013	90
2014	89
2015	91
Thereafter	414
Balance at June 30, 2012	738
Weighted Average Interest Rates	12.72%
Vacation Ownership Interest [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Securitized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	34
2013	71
2014	72
2015	71
Thereafter	259
Balance at June 30, 2012	507
Weighted Average Interest Rates	12.84%
Vacation Ownership Interest Securitized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	5.00%
Vacation Ownership Interest Securitized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%
Vacation Ownership Interest Unsecuritized [Member]
Future maturities of gross VOI notes receivable and interest rates
2012	20
2013	19
2014	17
2015	20
Thereafter	155
Balance at June 30, 2012	$ 231
Weighted Average Interest Rates	12.49%
Vacation Ownership Interest Unsecuritized [Member] | Minimum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	6.00%
Vacation Ownership Interest Unsecuritized [Member] | Maximum [Member]
Future maturities of gross VOI notes receivable and interest rates
Range of stated interest rates	17.00%